FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	$ 127,071,773	$ 93,824,216
Sensitivity analysis percentage	10.00%	10.00%	10.00%
Long-term debt	$ 296,769,786	$ 267,216,692
At fair value
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Long-term debt	$ 278,711,041
Bottom of range
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Sensitivity analysis rate	1.00%	1.00%	1.00%
Discounted cash flows	6.30%
Top of range
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Sensitivity analysis rate	2.00%	2.00%	2.00%
Discounted cash flows	14.90%